Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of carrying values of cryptocurrencies	The carrying values of cryptocurrencies were the following at December 31, 2023 and December 31, 2022 (in thousands):

Cryptocurrency	2023	2022
BTC	$711	$523
ETH	1	9
LTC	—	8

	$712	$540

Summary of the adjusted cost basis of cryptocurrencies
The following tables present additional information about the adjusted cost basis of cryptocurrencies (in thousands):

	BTC	ETH	LTC	Total
Beginning balance—January 1, 2023	$523	$9	$8	$540
Purchase or receipts of cryptocurrency	534,947	4	3	534,954
Cost of cryptocurrencies sold or distributed	(527,036)	(12)	(11)	(527,059)
Impairment of cryptocurrencies	(7,723)	—	—	(7,723)

Balance—December 31, 2023	$711	$1	$—	$712

	BTC	ETH	LTC	Total
Beginning balance - January 1, 2022	$563	$5,988	$6	$6,557
Purchase or receipts of cryptocurrency	520,487	2,423	2,510	525,420
Cost of cryptocurrencies sold or distributed	(513,750)	(8,395)	(2,471)	(524,616)
Impairment of cryptocurrencies	(6,777)	(7)	(37)	(6,821)

Balance—December 31, 2022	$523	$9	$8	$540